Document and Entity Information	Jan. 12, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001832038
Document Type	8-K
Document Period End Date	Jan. 12, 2022
Entity Registrant Name	Adagio Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	83-1403134
Entity Address, Address Line One	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(781)
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ADGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false